SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (in shares)	9,000	9,000
Stock options exercisable (in shares)	0	0
Outstanding (in usd per share)			$ 18.36
Options, outstanding, weighted average remaining contractual term	2 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	6,000,000	6,000,000
Number of shares available for grant	1,000,000	1,000,000
Stock options outstanding (in shares)	0	0	0
Stock options exercisable (in shares)	0	0	0
Grants in period (in shares)		0	0	0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in usd per share)		$ 95.12
Vested in period, fair value		$ 18	$ 13	$ 30
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in usd per share)		$ 27.63	$ 16.12	$ 29.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested		$ 6	$ 1	$ 5
Aggregate intrinsic value, exercised		$ 19	$ 6	$ 4
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	500,000	500,000
Percentage of fair market value of common stock		95.00%
Employees and Non Employee Directors | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in usd per share)			$ 53.56	$ 75.61